ONE SHELL PLAZA 910 LOUISIANA HOUSTON, TEXAS 77002-4995 TEL +1 713.229.1234 FAX +1 713.229.1522 www.bakerbotts.com	ABU DHABI AUSTIN BEIJING DALLAS DUBAI HONG KONG HOUSTON LONDON MOSCOW NEW YORK PALO ALTO RIYADH WASHINGTON
April 11, 2011
BY EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	KiOR, Inc. Registration Statement on Form S-1
Ladies and Gentlemen:
     On behalf of KiOR, Inc. (the “Registrant”), we submit for filing under the Securities Act of 1933, as amended (the “Act”), and the applicable rules and regulations under the Act, a Registration Statement on Form S-1 to register the issuance of shares of Class A common stock of the Registrant.
     If any questions should arise in the course of your review of the Registration Statement, please call the undersigned at (713) 229-1228 or Troy Lee at (713) 229-1477.

Very truly yours, Baker Botts L.L.P.
By:	/s/ Felix P. Phillips
Felix P. Phillips

cc:	Christopher A. Artzer (KiOR, Inc.) Troy S. Lee (Baker Botts L.L.P.)